Finance Income/(Costs), net - Schedule of Finance Income (Cost) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance income
Interest income from financial assets	$ 11,732	$ 7,731
Total finance income	11,732	7,731
Finance costs
Contractual interest expense on notes payable	(328)	(82)
Interest expense on other borrowings	0	(363)
Interest expense on lease liability	(675)	(817)
Gain/(loss) on foreign currency exchange	(33)	(76)
Total finance cost – contractual	(1,036)	(1,338)
Gain/(loss) from change in fair value of warrant liability	0	33
Gain/(loss) from change in fair value of preferred shares	(1,613)	2,617
Total finance income/(costs) – fair value accounting	(1,613)	2,650
Total finance costs - non cash interest expense related to sale of future royalties	(10,551)	(3,726)
Net finance income/(costs)	$ (1,468)	$ 5,316